Prepayments	12 Months Ended
Dec. 31, 2019
Prepayments [Abstract]
Prepayments
19.	Prepayments

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Advances to suppliers and contractors (Note 25)	41,798	17,703
Prepaid taxes	13,905	11,466
Prepaid fees and licenses	1,335	915
Prepaid repairs and maintenance	458	204
Prepaid rent	417	672
Prepaid benefit costs (Note 26)	342	393
Prepaid insurance (Note 25)	142	63
Prepaid selling and promotions	24	6
Other prepayments	1,810	296
	60,231	31,718
Less current portion of prepayments	11,298	8,380
Noncurrent portion of prepayments	48,933	23,338

Advances to suppliers and contractors are non-interest-bearing and are to be applied to contractors’ subsequent progress billings for projects.

Prepaid taxes include creditable withholding taxes and input VAT.

Prepaid benefit costs represent excess of fair value of plan assets over present value of defined benefit obligations recognized in our consolidated statements of financial position.  See Note 26 – Pension and Other Employee Benefits.